Related Parties (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Schedule of related party transactions

Successor
June 30, 2022
Balance at Beginning of Period	$25,882,296
Advanced During Period	2,223,912
Interest Accrued During period	437,236
Balance at End of Period	$28,543,444

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended
	through December 31,	through December 2,	December 31, 2020
	2021	2021	(As Restated)
Balance at Beginning of Period	$23,639,987	$19,354,258	$14,400,045
Advanced During Period	470,165	2,862,350	3,772,573
Interest Accrued During period	679	1,423,379	1,181,640
Balance at End of Period	$24,110,831	$23,639,987	$19,354,258

Atrio
Related Party Transaction [Line Items]
Schedule of related party transactions

Successor
Three Months Ended
June 30, 2022
Revenue Earned from Capitation	$42,935,126
Management Fees	572,250
Claims Paid	50,247,316

Successor
Six Months Ended
June 30, 2022
(Unaudited)
Revenue Earned from Capitation	$87,599,807
Management Fees	1,145,634
Claims Paid	97,505,664

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31,	December 31,
	2021	2021	2020	2019
Revenue Earned from Capitation	$11,483,345	$142,904,723	$146,469,571	$—
Management Fees	180,768	2,022,076	2,230,984	—
Claims Paid	14,684,345	146,216,160	148,905,784	—